THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 12.0%
  $300,000,000  Abbey National Treasury Services
                   Plc, MTN, 6.45%, 1/8/01(i)                       $299,985,151
    40,000,000  Bank One NA, 6.65%, 3/22/01                           40,000,000
   150,000,000  Credit Communal de Belgique,
                   6.76%, 2/22/01(i)                                 149,983,828
   350,000,000  Deutsche Bank AG, 6.19%-6.76%,
                   12/1/00-2/22/01(i)                                349,989,218
    20,000,000  Dexia Bank, 7.06%, 5/3/01(i)                          19,998,017
   205,000,000  Landesbank Hessen-Thueringen,
                   7.14%, 5/8/01(i)                                  204,993,712
   160,000,000  Lloyds Bank Plc, 7.20%, 6/15/01(i)                   159,975,652
   138,500,000  Natexis Banque, 6.71%, 2/13/01(i)                    138,500,000
   381,000,000  Rabobank Nederland NV, 6.66%-7.05%,
                   2/15/01-5/2/01(i)                                 380,960,888
    95,000,000  Suntrust Bank Atlanta, 6.77%, 4/18/01                 95,005,112
   269,000,000  Union Bank of Switzerland, 6.24%-7.03%,
                   12/4/00-7/19/01(i)                                268,983,134
   386,000,000  Westdeutsche Landesbank Girozentra,
                   6.66%-6.75%, 1/29/01-2/28/01(i)                   386,000,000
                                                             -------------------------
                                                                   2,494,374,712
                                                             -------------------------

COMMERCIAL PAPER - 37.1%(Y)
   80,000,000  Alliance & Leicester Plc, 6.40%-6.43%,
                  1/25/01 to 2/20/01(i)                               79,059,553
  674,073,000  Alpine Securitization Corp., 6.49%-6.76%,
                  12/5/00 to 2/28/01                                 670,951,763
  159,500,000  Aspen Funding Corp., 6.50%-6.75%,
                  12/14/00 to 2/2/01                                 157,952,836
   65,800,000  Asset Securitization Corp., 6.74%, 1/8/01              65,336,037
  110,000,000  Associates Corp. NA, 6.74%,
                  2/6/01 to 3/2/01                                   108,573,200
  239,100,000  Associates First Capital Corp. BV,
                  6.72%-6.75%, 12/21/00 to 2/16/01                   236,681,222
  172,400,000  Bank of America Corp., 6.74%,
                  2/23/01 to 3/7/01                                  169,729,899
   50,000,000  BASF AG, 6.50%, 12/8/00(i)                             49,936,806
  378,756,000  Bavaria Trust Corp., 6.74%-6.76%,
                  12/20/00 to 4/17/01                                374,121,914
   25,000,000  BBL North American Funding Corp.,
                  6.75%, 1/16/01                                      24,789,806
   49,507,000  BellSouth Telecommunications, Inc.,
                  6.49%, 12/5/00                                      49,471,190
  120,000,000  British Gas Capital, Inc., 6.73%-6.74%,
                  2/22/01 to 2/23/01(i)                              118,191,533
  273,000,000  CDC Commercial Paper, Inc., 6.49%,
                  12/5/00 to 12/8/00(i)                              272,721,632
   22,000,000  Cingular Wireless, 6.45%, 2/22/01                      21,668,784
  290,000,000  Citibank Capital Markets Assets LLC,
                  6.43%-6.74%, 12/7/00 to 3/14/01                    288,539,191
  386,144,000  Compass Securitization LLC, 6.50%-6.76%,
                  12/12/00 to 2/22/01                                382,110,867
   50,000,000  Credit Agricole Indosuez NA, 6.43%, 2/9/01             49,364,167
   37,000,000  Cregem North America, Inc., 6.76%, 1/31/01             36,591,232
  329,000,000  CS First Boston, Inc., 6.72%-6.75%,
                  2/12/01 to 4/20/01(i)                              322,822,429

PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------------

  $595,480,000  CXC, Inc., 6.44%-6.76%,
                  12/11/00 to 5/15/01                               $ 586,799,619
   165,000,000  Depfa Bank Europe Plc, 6.40%-6.43%,
                  4/4/01 to 5/1/01(i)                                 160,885,175
   165,517,000  Edison Asset Securitization LLC,
                  6.49%-6.73%, 12/5/00 to 2/8/01                      165,213,994
    88,235,000  Enterprise Funding Corp., 6.73%-6.74%,
                  2/15/01 to 3/9/01                                    86,871,821
   160,000,000  General Electric Capital Corp.,
                  6.72%-6.76%, 1/30/01 to 2/27/01                     157,926,025
    60,000,000  General Motors Acceptance Corp.,
                  6.74%, 2/5/01                                        59,286,100
    65,000,000  Government of Canada, 6.38%, 6/7/01                    62,861,500
   160,263,000  HD Real Estate Funding Corp.,
                  6.77%, 5/22/01                                      155,354,857
   150,000,000  Landesbank Schleswig Holstein,
                  6.40%-6.41%, 6/1/01 to 6/4/01(i)                    145,173,375
   291,732,000  Monte Rosa Capital Corp.,
                  6.49%-6.76%, 12/6/00 to 1/26/01                     289,905,270
    15,000,000  Morgan Stanley Dean Witter & Co.,
                  6.76%, 1/31/01                                       14,832,758
   761,500,000  Nationwide Building Society, 6.50%-6.75%,
                 12/12/00 to 3/22/01                                  752,111,980
   202,244,000  Newport Funding Corp., 6.47%-6.74%,
                  12/8/00 to 2/6/01                                   200,739,872
    50,000,000  Northern Rock Plc, 6.75%, 2/1/01                       49,436,833
   173,269,000  Parthenon Receivables Funding LLC,
                  6.49%-6.76%, 12/4/00 to 2/12/01                     172,443,855
    11,500,000  Province of Quebec, 6.50%, 12/14/00                    11,472,280
   527,345,000  Receivables Capital Corp., 6.44%-6.76%,
                  12/8/00 to 2/9/01                                   523,192,180
   240,000,000  Salomon Smith Barney, Inc., 6.49%-6.73%,
                  12/5/00 to 2/12/01                                  239,462,525
    50,000,000  Santander Central Hispano Finance,
                   6.73%, 2/20/01(i)                                   49,272,125
    40,000,000  SBC Communications Inc., 6.49%, 12/4/00                39,978,467
     5,555,000  Wal-Mart Stores, Inc., 6.49%, 12/5/00                   5,550,970
   292,025,000  Windmill Funding Corp., 6.46%-6.74%,
                 12/7/00 to 1/18/01                                    290,781,646
                                                             -------------------------
                                                                     7,698,167,288
                                                             -------------------------
CORPORATE BONDS - 1.0%
    85,000,000  General Electric Capital Corp.,
                  7.38%, 5/23/01                                        85,000,000
    79,389,000  Inter-American Development Bank,
                  5.13%, 2/22/01(i)                                     79,130,812
    44,000,000  National City Bank, 6.98%, 8/2/01                       43,988,369
                                                             -------------------------
                                                                       208,119,181
                                                             -------------------------

FLOATING RATE NOTES - 43.8%(V)
   100,000,000  American Express Centurion, 6.67%,
                 12/1/00                                               100,000,000
   200,000,000  American Express Centurion, 6.58%,
                 12/9/00 to 12/14/00                                   199,995,252

1    The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000

PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------------
   $21,500,000  American Express Centurion Bank, 6.59%,
                   12/16/00                                           $ 21,500,000
   325,000,000  Associates Corp. of North America, 6.55%,
                   1/4/01                                              325,000,000
    21,500,000  AT&T Capital Corp., 7.50%, 12/1/00                      21,500,000
    56,300,000  AT&T Capital Corp., 6.97%, 1/10/01                      56,338,835
   500,000,000  Bank of Austria, 6.53%, 12/16/00                       499,949,000
   300,000,000  Bank of Austria, 6.75%, 1/16/01                        299,946,114
   130,000,000  Bank of America NA, 6.65%, 12/1/00                     129,993,321
   470,000,000  Bank of America NA, 6.67%, 12/1/00                     470,000,000
    34,775,000  Bank of America NA, 6.80%, 2/26/01                      34,783,044
   384,500,000  Bank of Scotland Treasury, MTN 144A,
                   6.63%, 12/6/00                                      384,494,904
   300,000,000  Bayerische Hypo Vereinsbank, 6.59%,
                   12/1/00(i)                                          299,882,175
   200,000,000  Bayerische Landesbank New York, Series CD,
                   6.61%, 12/1/00(i)                                   199,937,800
   270,000,000  Bayerische Landesbank New York, Series CD,
                   6.63%, 12/1/00(i)                                   269,966,991
   139,500,000  Bayerische Landesbank New York, Series CD,
                   6.55%, 12/15/00(i)                                  139,495,744
   325,000,000  Chasers 144A, Series 2000-1, 6.85%, 1/4/01             325,000,000
   200,000,000  CIT Group Inc., MTN, 6.60%, 12/1/00                    199,964,011
   142,000,000  CIT Group Inc., MTN, 6.66%, 12/1/00                    141,987,715
     8,000,000  Citicorp, 7.02%, 2/8/01                                  8,004,618
   140,000,000  Citigroup, Inc., 6.58%, 12/4/00                        140,000,000
   150,000,000  Citigroup, Inc., 6.59%, 12/10/00                       150,000,000
    53,000,000  Commerica Bank, 6.54%, 12/14/00                         52,993,949
   500,000,000  Commerzbank AG New York, Series CD,
                   6.57%, 12/26/00                                     499,960,524
    10,000,000  Commerzbank AG New York, Series CD,
                   6.54%, 12/28/00                                       9,998,797
    75,100,000  Compass Securitization, Inc., 6.59%, 12/1/00            75,100,000
   238,000,000  Compass Securitization, Inc., 6.60%,
                   12/7/00 to 12/15/00                                 237,997,005
    75,000,000  Compass Securitization, Inc., 6.60%, 12/9/00            75,000,000
   650,000,000  CS First Boston, Inc. SPARCS, Series 2000-5,
                   6.91%, 1/24/01                                      650,000,000
    20,000,000  Deutsche Bank, Series CD, 6.55%, 12/13/00               19,999,770
   364,000,000  Deutsche Bank, Series CD, 6.52%, 12/16/00              363,961,799
    20,000,000  First Union National Bank, 6.66%, 12/1/00               20,000,000
   500,000,000  First Union National Bank, 6.67%, 12/1/00              500,000,000
    10,000,000  First Union National Bank, 6.82%, 2/13/01               10,001,803
    25,000,000  First Union National Bank, 6.67%, 2/15/01               25,000,000
   350,000,000  General Electric Capital Corp., 6.75%, 1/2/01          350,000,000
     5,000,000  Household Bank FSB, 6.96%, 1/3/01                        5,002,328
    15,000,000  Household Bank FSB, 6.99%, 1/9/01                       15,009,209
   175,000,000  Lehman RACERS 144A,
                   Series 2000-15-MM-MBS,
                   6.64%, 12/13/00                                     175,000,000
   165,000,000  Lehman, RACERS 144A, Series 1999-35-MM,
                   6.72%, 12/15/00                                     165,000,000
   100,000,000  Northwest Financial, Inc., MTN, Series C,
                   6.62%, 12/1/00                                       99,969,094
    52,000,000  Toyota Motor Credit Corp., MTN, 6.71%, 1/9/01           51,995,075
   135,000,000  Unilever, 6.68%, 12/7/00                               135,000,000
   100,000,000  US Bancorp North Dakota, 6.64%, 12/1/00                 99,988,459
    75,000,000  US Bank NA Minnesota, 6.63%, 12/1/00                    74,988,886

PRINCIPAL AMOUNT                                                        VALUE
------------------------------------------------------------------------------------

  $ 8,000,000  Wells Fargo & Co., 6.86%, 12/15/00                     $  8,014,399
   52,000,000  Wells Fargo & Co., MTN, 6.60%, 12/19/00                  51,990,042
  500,000,000  Wells Fargo & Co., MTN, 6.59%, 12/24/00                 500,000,000
   30,000,000  Wells Fargo & Co., MTN, 6.69%, 12/27/00                  29,992,703
  342,000,000  Westdeutsche Landesbank New York,
                 Series CD, 6.54%, 12/25/00(i)                         341,948,198
                                                             -------------------------
                                                                     9,061,651,564
                                                             -------------------------

REPURCHASE AGREEMENTS - 1.9%
  300,000,000  Bank America Repurchase Agreement, 6.56%,
                 12/1/00, proceeds $300,054,667
                 (collateralized by $403,547,059
                 Federal National Mortgage Association,
                 6.00%-6.29% due 3/1/14 - 7/1/28,
                 valued at $306,000,000)                               300,000,000
  100,000,000  Lehman Brothers Repurchase Agreement,
                 6.55%, 12/1/00, proceeds $100,018,194
                 (collateralized by $613,875,705 Federal
                 National Mortgage Association,
                 6.00% - 8.00% due 7/1/22 - 11/1/30,
                 valued at $102,000,353)                               100,000,000
                                                             -------------------------
                                                                       400,000,000
                                                             -------------------------
TAXABLE MUNICIPALS - 0.0%(Z)
    6,200,000  Wake Forest University, Series 1997,
                 6.62%, 12/6/00 (LOC: Wachovia Bank)                     6,200,000
                                                             -------------------------
TIME DEPOSITS - 4.2%
  156,171,000  Canadian Imperial Bank of Commerce,
                 6.63%, 12/1/00(i)                                     156,171,000
  125,000,000  Dresdner Bank Grand Cayman, 6.66%, 12/1/00(i)           125,000,000
  100,000,000  Fifth Third Bank Cayman, 6.58%, 12/1/00(i)              100,000,000
  158,768,000  Key Bank NA Cayman, 6.59%, 12/1/00(i)                   158,768,000
  195,493,000  State Street Bank Grand Cayman,
                 6.60%, 12/1/00(i)                                     195,493,000
  125,000,000  Toronto Dominion Bank Cayman,
                 6.69%, 12/1/00(i)                                     125,000,000
                                                             -------------------------
                                                                       860,432,000
                                                             -------------------------
TOTAL INVESTMENT SECURITIES AT
AMORTIZED COST AND VALUE - 100.0%                                  $20,728,944,745
                                                             =========================

LOC - Letter of Credit
MTN - Medium Term Note
RACERS - Restructured Asset Certificates
SPARCS - Structured Product Asset Return
144A - Securities restricted for resale to Qualified Institutional Buyers
(i) Foreign security
(v) Variable or floating rate instrument or instrument with step coupon rate.
(y) Yield to maturity
(z) Category is less than 0.05% of total investment securities.


The Accompanying Notes are an Integral Part of the Financial Statements.    2

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

NOVEMBER 30, 2000

ASSETS
Investments at Amortized Cost and Value
                                                               $20,728,944,745
Cash                                                                       594
Interest Receivable                                                170,903,660
Prepaid Trustees' Fees and Expenses                                     17,380
Prepaid Expenses and Other Assets                                       17,521
                                                            --------------------
TOTAL ASSETS
                                                                20,899,883,900
                                                            --------------------
LIABILITIES
Payable for Investments Purchased                                  306,058,550
Advisory Fee Payable                                                 1,764,210
Administrative Services Fee Payable                                    386,338
Fund Services Fee Payable                                               13,069
Administration Fee Payable                                              10,601
Accrued Expenses and Other Liabilities                                 288,574
                                                            --------------------
TOTAL LIABILITIES                                                  308,521,342
                                                            --------------------
NET ASSETS
Applicable to Investors' Beneficial Interests                  $20,591,362,558
                                                            ====================

3   The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED NOVEMBER 30, 2000

INVESTMENT INCOME
INCOME
Interest Income
                                                                $1,153,685,845
                                                            ---------------------
EXPENSES
Advisory Fee                                                        19,059,292
Administrative Services Fee                                          4,197,163
Custodian Fees and Expenses                                          1,697,740
Fund Services Fee                                                      268,198
Trustees' Fees and Expenses                                            183,952
Professional Fee                                                       129,396
Printing Expense                                                        12,381
Administration Fee                                                     122,295
Miscellaneous                                                           18,651
                                                            ---------------------
   Total Expenses                                                   25,689,068
                                                            ---------------------
NET INVESTMENT INCOME                                            1,127,996,777
                                                            ---------------------
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                           552,318
                                                            ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $1,128,549,095
                                                            =====================

The Accompanying Notes are an Integral Part of the Financial Statements.   4

THE PRIME MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED NOVEMBER 30

INCREASE IN NET ASSETS                                             2000                   1999

FROM OPERATIONS
Net Investment Income                                       $  1,127,996,777       $   620,496,096
Net Realized Gain (Loss) on Investments                              552,318              (502,599)
                                                             -----------------    -------------------
     Net Increase in Net Assets Resulting from Operations      1,128,549,095            619,993,497
                                                             -----------------    -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                140,319,396,434        108,543,399,809
Withdrawals                                                 (136,282,292,944)     (101,517,907,239)
                                                             -----------------    -------------------
     Net Increase from Transactions in
       Investors' Beneficial Interests                         4,037,103,490          7,025,492,570
                                                             -----------------    -------------------
     Total Increase in Net Assets                              5,165,652,585          7,645,486,067
                                                             -----------------    -------------------

NET ASSETS
Beginning of Year                                             15,425,709,973          7,780,223,906
                                                             ------------------   -------------------
End of Year                                                   $ 20,591,362,558     $ 15,425,709,973
                                                             ==================   ===================

SUPPLEMENTARY DATA
                                             FOR THE YEARS ENDED NOVEMBER 30
                                --------------------------------------------------------
                                     2000       1999       1998        1997       1996
                                --------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
     Expenses                       0.14%       0.15%      0.17%       0.18%      0.19%
     Net Investment Income          6.25%       5.07%      5.48%       5.43%      5.29%

5    The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOVEMBER 30, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a Trust under the laws of the State of New York on November 4, 1992. The Portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instruments.

    REPURCHASE AGREEMENTS--The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Portfolio. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
NOVEMBER 30, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $51,000.

--------------------------------------------------------------------------------
3. CONCENTRATIONS OF RISK

    The Portfolio may have elements of risk not typically associated with investments in the United States due to investments in countries or regions outside of the United States. Such investments may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions.

--------------------------------------------------------------------------------
4. SUBSEQUENT EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolio's adviser, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the Portfolio's adviser.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Investors of
The Prime Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Prime Money Market Portfolio (the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 16, 2001

NOTES
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NOTES
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NOTES
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[back cover]

J.P. MORGAN INSTITUTIONAL FUNDS
       Prime Money Market Reserves Fund
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       Treasury Money Market Reserves Fund
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       For more information on the J.P. Morgan
           Institutional Funds, call J.P.
           Morgan  Funds Services at (800) 766-7722.
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Morgan Guaranty Trust Company                                   MAILING
500 Stanton Christiana Road                                  INFORMATION
Newark, Delaware 19713-2107

IN-ANN-24232   0101